Banking Issuances (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of period	R$ 24,089,234	R$ 16,188,440
Additions	68,870,530	42,437,883
Withdraws	(66,523,971)	(35,607,575)
Financial instruments	(4,046)
Interest	1,996,247	1,070,486
Balance at end of period	R$ 28,427,994	R$ 24,089,234